Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taiwan Taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profits tax rate	20.00%
Hong Kong Taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profits tax rate	16.50%
Japan Taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profits tax rate	30.62%
United States Taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profits tax rate	27.98%
United Kingdom Taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profits tax rate	25.00%	19.00%	19.00%
India Taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profits tax rate	25.00%
Egypt Taxation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profits tax rate	22.50%
Subsidiaries Outside Taiwan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses (in Dollars)	$ 5,044,950	$ 3,797,937